Offerings - Offering: 1	Jul. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share
Amount Registered | shares	3,807,143
Proposed Maximum Offering Price per Unit	4.2850
Maximum Aggregate Offering Price	$ 16,313,607.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,252.91
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the Registrant is also registering hereunder an indeterminate number of additional ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of (i) 1,844,543 ordinary shares issued in a private placement on June 17, 2026 (the “Private Placement”), (ii) 12,600 ordinary shares issuable upon the exercise of pre-funded warrants issued in the Private Placement, (iii) 1,857,143 ordinary shares issuable upon the exercise of ordinary warrants issued in the Private Placement and (iv) 92,857 ordinary shares issuable upon the exercise of placement agent warrants issued in the Private Placement to the placement agent as compensation for its services in connection with the Private Placement.

All 3,807,143 ordinary shares are to be offered for resale by the selling shareholders named in the prospectus contained in this Registration Statement on Form F-1.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high and low sale prices of the Registrant’s ordinary shares on the Nasdaq Capital Market on July 2, 2026.

The Registrant will not receive any proceeds from the sale of its ordinary shares by the selling shareholder.